PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 99.0%
Common Stocks 98.5%
Aerospace & Defense 1.6%
Axon Enterprise, Inc.*	1,200	$234,144
Boeing Co. (The)*	10,544	2,226,471
General Dynamics Corp.	4,132	889,000
Howmet Aerospace, Inc.	7,181	355,890
Huntington Ingalls Industries, Inc.	800	182,080
L3Harris Technologies, Inc.	3,516	688,327
Lockheed Martin Corp.	4,166	1,917,943
Northrop Grumman Corp.	2,608	1,188,726
Raytheon Technologies Corp.	27,431	2,687,141
Textron, Inc.	3,734	252,531
TransDigm Group, Inc.	960	858,403
		11,480,656
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	2,100	198,135
Expeditors International of Washington, Inc.	2,900	351,277
FedEx Corp.	4,246	1,052,583
United Parcel Service, Inc. (Class B Stock)	13,690	2,453,933
		4,055,928
Automobile Components 0.1%
Aptiv PLC*	5,050	515,555
BorgWarner, Inc.	4,400	215,204
		730,759
Automobiles 2.2%
Ford Motor Co.	73,538	1,112,630
General Motors Co.	26,100	1,006,416
Tesla, Inc.*	50,470	13,211,532
		15,330,578
Banks 3.0%
Bank of America Corp.	130,195	3,735,295
Citigroup, Inc.	36,595	1,684,834
Citizens Financial Group, Inc.	9,700	252,976
Comerica, Inc.	2,461	104,248
Fifth Third Bancorp	12,673	332,159
Huntington Bancshares, Inc.	28,429	306,465
JPMorgan Chase & Co.	54,703	7,956,004

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
KeyCorp	18,835	$174,035
M&T Bank Corp.	3,155	390,463
PNC Financial Services Group, Inc. (The)	7,372	928,503
Regions Financial Corp.	18,174	323,861
Truist Financial Corp.	24,872	754,865
U.S. Bancorp	26,095	862,179
Wells Fargo & Co.	70,436	3,006,208
Zions Bancorp NA	2,900	77,894
		20,889,989
Beverages 1.7%
Brown-Forman Corp. (Class B Stock)	3,350	223,713
Coca-Cola Co. (The)	73,964	4,454,112
Constellation Brands, Inc. (Class A Stock)	2,970	731,006
Keurig Dr. Pepper, Inc.	16,300	509,701
Molson Coors Beverage Co. (Class B Stock)	3,694	243,213
Monster Beverage Corp.*	14,300	821,392
PepsiCo, Inc.	25,841	4,786,270
		11,769,407
Biotechnology 1.9%
AbbVie, Inc.	32,989	4,444,608
Amgen, Inc.	9,896	2,197,110
Biogen, Inc.*	2,680	763,398
Gilead Sciences, Inc.	23,300	1,795,731
Incyte Corp.*	3,500	217,875
Moderna, Inc.*	6,140	746,010
Regeneron Pharmaceuticals, Inc.*	2,010	1,444,265
Vertex Pharmaceuticals, Inc.*	4,760	1,675,092
		13,284,089
Broadline Retail 3.2%
Amazon.com, Inc.*	167,100	21,783,156
eBay, Inc.	10,340	462,095
Etsy, Inc.*	2,300	194,603
		22,439,854
Building Products 0.4%
A.O. Smith Corp.	2,400	174,672
Allegion PLC	1,633	195,993
Carrier Global Corp.	15,629	776,917

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products (cont’d.)
Johnson Controls International PLC	12,987	$884,934
Masco Corp.	4,226	242,488
Trane Technologies PLC	4,200	803,292
		3,078,296
Capital Markets 2.6%
Ameriprise Financial, Inc.	1,861	618,150
Bank of New York Mellon Corp. (The)	13,438	598,260
BlackRock, Inc.	2,810	1,942,103
Cboe Global Markets, Inc.	1,900	262,219
Charles Schwab Corp. (The)	27,911	1,581,995
CME Group, Inc.	6,700	1,241,443
FactSet Research Systems, Inc.	700	280,455
Franklin Resources, Inc.	5,742	153,369
Goldman Sachs Group, Inc. (The)	6,180	1,993,297
Intercontinental Exchange, Inc.	10,500	1,187,340
Invesco Ltd.	9,400	158,014
MarketAxess Holdings, Inc.	710	185,608
Moody’s Corp.	2,966	1,031,337
Morgan Stanley	24,390	2,082,906
MSCI, Inc.	1,530	718,014
Nasdaq, Inc.	6,500	324,025
Northern Trust Corp.	3,762	278,915
Raymond James Financial, Inc.	3,600	373,572
S&P Global, Inc.	6,040	2,421,376
State Street Corp.	6,262	458,253
T. Rowe Price Group, Inc.	4,200	470,484
		18,361,135
Chemicals 1.7%
Air Products & Chemicals, Inc.	4,202	1,258,625
Albemarle Corp.	2,240	499,722
Celanese Corp.	1,900	220,020
CF Industries Holdings, Inc.	3,700	256,854
Corteva, Inc.	13,509	774,066
Dow, Inc.	13,409	714,163
DuPont de Nemours, Inc.	8,809	629,315
Eastman Chemical Co.	2,086	174,640
Ecolab, Inc.	4,642	866,615
FMC Corp.	2,300	239,982
International Flavors & Fragrances, Inc.	4,715	375,267
Linde PLC	9,268	3,531,849
LyondellBasell Industries NV (Class A Stock)	4,800	440,784

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Mosaic Co. (The)	6,600	$231,000
PPG Industries, Inc.	4,348	644,808
Sherwin-Williams Co. (The)	4,288	1,138,550
		11,996,260
Commercial Services & Supplies 0.5%
Cintas Corp.	1,660	825,153
Copart, Inc.*	8,100	738,801
Republic Services, Inc.	3,735	572,090
Rollins, Inc.	4,575	195,947
Waste Management, Inc.	7,013	1,216,194
		3,548,185
Communications Equipment 0.9%
Arista Networks, Inc.*	4,680	758,441
Cisco Systems, Inc.	76,644	3,965,560
F5, Inc.*	1,100	160,886
Juniper Networks, Inc.	6,100	191,113
Motorola Solutions, Inc.	3,156	925,592
		6,001,592
Construction & Engineering 0.1%
Quanta Services, Inc.	2,700	530,415
Construction Materials 0.2%
Martin Marietta Materials, Inc.	1,200	554,028
Vulcan Materials Co.	2,500	563,600
		1,117,628
Consumer Finance 0.5%
American Express Co.	11,099	1,933,446
Capital One Financial Corp.	7,166	783,745
Discover Financial Services	4,718	551,298
Synchrony Financial	8,565	290,525
		3,559,014
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	8,338	4,489,012
Dollar General Corp.	3,900	662,142
Dollar Tree, Inc.*	3,942	565,677

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail (cont’d.)
Kroger Co. (The)	12,168	$571,896
Sysco Corp.	9,580	710,836
Target Corp.	8,682	1,145,156
Walgreens Boots Alliance, Inc.	13,578	386,837
Walmart, Inc.	26,286	4,131,634
		12,663,190
Containers & Packaging 0.2%
Amcor PLC	28,460	284,031
Avery Dennison Corp.	1,438	247,049
Ball Corp.	5,828	339,248
International Paper Co.	6,684	212,618
Packaging Corp. of America	1,770	233,923
Sealed Air Corp.	2,736	109,440
Westrock Co.	4,933	143,402
		1,569,711
Distributors 0.1%
Genuine Parts Co.	2,599	439,829
LKQ Corp.	4,900	285,523
Pool Corp.	620	232,277
		957,629
Diversified Telecommunication Services 0.7%
AT&T, Inc.	133,607	2,131,032
Verizon Communications, Inc.	78,833	2,931,799
		5,062,831
Electric Utilities 1.7%
Alliant Energy Corp.	4,600	241,408
American Electric Power Co., Inc.	9,691	815,982
Constellation Energy Corp.	6,303	577,040
Duke Energy Corp.	14,639	1,313,704
Edison International	7,062	490,456
Entergy Corp.	4,015	390,940
Evergy, Inc.	4,300	251,206
Eversource Energy	6,600	468,072
Exelon Corp.	18,812	766,401
FirstEnergy Corp.	10,177	395,682
NextEra Energy, Inc.	37,328	2,769,737
NRG Energy, Inc.	4,200	157,038

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
PG&E Corp.*	30,300	$523,584
Pinnacle West Capital Corp.	2,000	162,920
PPL Corp.	14,252	377,108
Southern Co. (The)(a)	20,415	1,434,154
Xcel Energy, Inc.	10,383	645,511
		11,780,943
Electrical Equipment 0.6%
AMETEK, Inc.	4,300	696,084
Eaton Corp. PLC	7,493	1,506,842
Emerson Electric Co.	10,750	971,693
Generac Holdings, Inc.*	1,100	164,043
Rockwell Automation, Inc.	2,143	706,011
		4,044,673
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. (Class A Stock)	11,100	942,945
CDW Corp.	2,500	458,750
Corning, Inc.	14,297	500,967
Keysight Technologies, Inc.*	3,200	535,840
TE Connectivity Ltd.	5,950	833,952
Teledyne Technologies, Inc.*	908	373,288
Trimble, Inc.*	4,700	248,818
Zebra Technologies Corp. (Class A Stock)*	1,020	301,746
		4,196,306
Energy Equipment & Services 0.4%
Baker Hughes Co.	19,345	611,495
Halliburton Co.	17,322	571,453
Schlumberger NV	26,632	1,308,164
		2,491,112
Entertainment 1.4%
Activision Blizzard, Inc.*	13,400	1,129,620
Electronic Arts, Inc.	4,900	635,530
Live Nation Entertainment, Inc.*	2,500	227,775
Netflix, Inc.*(a)	8,250	3,634,042
Take-Two Interactive Software, Inc.*	3,000	441,480

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Entertainment (cont’d.)
Walt Disney Co. (The)*	34,236	$3,056,590
Warner Bros Discovery, Inc.*	41,785	523,984
		9,649,021
Financial Services 4.1%
Berkshire Hathaway, Inc. (Class B Stock)*	33,290	11,351,890
Fidelity National Information Services, Inc.	11,160	610,452
Fiserv, Inc.*(a)	11,600	1,463,340
FleetCor Technologies, Inc.*	1,420	356,533
Global Payments, Inc.	4,994	492,009
Jack Henry & Associates, Inc.	1,300	217,529
Mastercard, Inc. (Class A Stock)	15,600	6,135,480
PayPal Holdings, Inc.*	20,830	1,389,986
Visa, Inc. (Class A Stock)(a)	30,250	7,183,770
		29,200,989
Food Products 1.0%
Archer-Daniels-Midland Co.	10,159	767,614
Bunge Ltd.	2,700	254,745
Campbell Soup Co.	3,947	180,417
Conagra Brands, Inc.	8,743	294,814
General Mills, Inc.	11,044	847,075
Hershey Co. (The)	2,716	678,185
Hormel Foods Corp.	5,400	217,188
J.M. Smucker Co. (The)	2,000	295,340
Kellogg Co.	4,970	334,978
Kraft Heinz Co. (The)	15,155	538,003
Lamb Weston Holdings, Inc.	2,700	310,365
McCormick & Co., Inc.	4,700	409,981
Mondelez International, Inc. (Class A Stock)	25,466	1,857,490
Tyson Foods, Inc. (Class A Stock)	5,300	270,512
		7,256,707
Gas Utilities 0.0%
Atmos Energy Corp.	2,700	314,118
Ground Transportation 0.8%
CSX Corp.	38,154	1,301,051
J.B. Hunt Transport Services, Inc.	1,550	280,596
Norfolk Southern Corp.	4,131	936,746

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Ground Transportation (cont’d.)
Old Dominion Freight Line, Inc.	1,600	$591,600
Union Pacific Corp.	11,456	2,344,127
		5,454,120
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	32,513	3,544,567
Align Technology, Inc.*	1,410	498,632
Baxter International, Inc.	9,874	449,860
Becton, Dickinson & Co.	5,265	1,390,013
Boston Scientific Corp.*	26,972	1,458,916
Cooper Cos., Inc. (The)	800	306,744
DENTSPLY SIRONA, Inc.	4,300	172,086
Dexcom, Inc.*	7,220	927,842
Edwards Lifesciences Corp.*	11,410	1,076,305
GE HealthCare Technologies, Inc.	7,400	601,176
Hologic, Inc.*	4,700	380,559
IDEXX Laboratories, Inc.*	1,580	793,523
Insulet Corp.*	1,300	374,842
Intuitive Surgical, Inc.*	6,480	2,215,771
Medtronic PLC	25,115	2,212,632
ResMed, Inc.	2,690	587,765
STERIS PLC	1,900	427,462
Stryker Corp.	6,260	1,909,863
Teleflex, Inc.	900	217,827
Zimmer Biomet Holdings, Inc.	3,811	554,882
		20,101,267
Health Care Providers & Services 2.8%
AmerisourceBergen Corp.	3,060	588,836
Cardinal Health, Inc.	4,973	470,297
Centene Corp.*	10,508	708,764
Cigna Group (The)	5,568	1,562,381
CVS Health Corp.	24,046	1,662,300
DaVita, Inc.*	1,000	100,470
Elevance Health, Inc.	4,410	1,959,319
HCA Healthcare, Inc.	3,800	1,153,224
Henry Schein, Inc.*	2,300	186,530
Humana, Inc.	2,340	1,046,284
Laboratory Corp. of America Holdings	1,700	410,261
McKesson Corp.	2,426	1,036,654
Molina Healthcare, Inc.*	1,000	301,240
Quest Diagnostics, Inc.	2,000	281,120

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	17,478	$8,400,626
Universal Health Services, Inc. (Class B Stock)	1,170	184,591
		20,052,897
Health Care REITs 0.2%
Healthpeak Properties, Inc.	10,300	207,030
Ventas, Inc.	7,833	370,266
Welltower, Inc.	9,300	752,277
		1,329,573
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	14,036	236,226
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc.*	690	1,863,228
Caesars Entertainment, Inc.*	4,300	219,171
Carnival Corp.*	19,400	365,302
Chipotle Mexican Grill, Inc.*	517	1,105,863
Darden Restaurants, Inc.	2,253	376,431
Domino’s Pizza, Inc.	700	235,893
Expedia Group, Inc.*	2,800	306,292
Hilton Worldwide Holdings, Inc.	4,860	707,373
Las Vegas Sands Corp.*	6,360	368,880
Marriott International, Inc. (Class A Stock)	4,940	907,428
McDonald’s Corp.	13,680	4,082,249
MGM Resorts International	5,700	250,344
Norwegian Cruise Line Holdings Ltd.*	8,400	182,868
Royal Caribbean Cruises Ltd.*	4,200	435,708
Starbucks Corp.	21,280	2,107,997
Wynn Resorts Ltd.	1,800	190,098
Yum! Brands, Inc.	5,364	743,182
		14,448,307
Household Durables 0.4%
D.R. Horton, Inc.	5,800	705,802
Garmin Ltd.	2,900	302,441
Lennar Corp. (Class A Stock)	4,800	601,488
Mohawk Industries, Inc.*	940	96,970
Newell Brands, Inc.	7,927	68,965
NVR, Inc.*	55	349,284

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
PulteGroup, Inc.	4,011	$311,575
Whirlpool Corp.	885	131,679
		2,568,204
Household Products 1.4%
Church & Dwight Co., Inc.	4,500	451,035
Clorox Co. (The)	2,182	347,025
Colgate-Palmolive Co.	15,760	1,214,150
Kimberly-Clark Corp.	6,366	878,890
Procter & Gamble Co. (The)	44,263	6,716,468
		9,607,568
Independent Power & Renewable Electricity Producers 0.0%
AES Corp. (The)	13,200	273,636
Industrial Conglomerates 0.8%
3M Co.	10,388	1,039,735
General Electric Co.	20,400	2,240,940
Honeywell International, Inc.	12,385	2,569,887
		5,850,562
Industrial REITs 0.3%
Prologis, Inc.	17,289	2,120,150
Insurance 2.0%
Aflac, Inc.	10,300	718,940
Allstate Corp. (The)	4,908	535,168
American International Group, Inc.	13,551	779,725
Aon PLC (Class A Stock)	3,889	1,342,483
Arch Capital Group Ltd.*	6,900	516,465
Arthur J. Gallagher & Co.	4,000	878,280
Assurant, Inc.	900	113,148
Brown & Brown, Inc.	4,600	316,664
Chubb Ltd.	7,653	1,473,662
Cincinnati Financial Corp.	2,907	282,909
Everest Re Group Ltd.	810	276,907
Globe Life, Inc.	1,733	189,971
Hartford Financial Services Group, Inc. (The)	5,753	414,331
Lincoln National Corp.	3,151	81,170
Loews Corp.	3,517	208,839
Marsh & McLennan Cos., Inc.	9,140	1,719,051
MetLife, Inc.	12,050	681,187

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Principal Financial Group, Inc.	4,200	$318,528
Progressive Corp. (The)	11,016	1,458,188
Prudential Financial, Inc.(g)	6,800	599,896
Travelers Cos., Inc. (The)	4,231	734,755
W.R. Berkley Corp.	3,900	232,284
Willis Towers Watson PLC	2,000	471,000
		14,343,551
Interactive Media & Services 5.2%
Alphabet, Inc. (Class A Stock)*	111,200	13,310,640
Alphabet, Inc. (Class C Stock)*	95,640	11,569,571
Match Group, Inc.*	5,400	225,990
Meta Platforms, Inc. (Class A Stock)*	41,360	11,869,493
		36,975,694
IT Services 1.1%
Accenture PLC (Class A Stock)	11,890	3,669,016
Akamai Technologies, Inc.*	2,800	251,636
Cognizant Technology Solutions Corp. (Class A Stock)	9,500	620,160
DXC Technology Co.*	4,459	119,144
EPAM Systems, Inc.*	1,100	247,225
Gartner, Inc.*	1,370	479,925
International Business Machines Corp.	17,074	2,284,672
VeriSign, Inc.*	1,680	379,630
		8,051,408
Leisure Products 0.0%
Hasbro, Inc.	2,554	165,423
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	5,598	673,159
Bio-Rad Laboratories, Inc. (Class A Stock)*	450	170,604
Bio-Techne Corp.	2,880	235,094
Charles River Laboratories International, Inc.*	850	178,713
Danaher Corp.	12,520	3,004,800
Illumina, Inc.*	2,830	530,597
IQVIA Holdings, Inc.*	3,510	788,943
Mettler-Toledo International, Inc.*	400	524,656
Revvity, Inc.	2,370	281,532
Thermo Fisher Scientific, Inc.	7,212	3,762,861

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
Waters Corp.*	1,020	$271,871
West Pharmaceutical Services, Inc.	1,440	550,757
		10,973,587
Machinery 1.7%
Caterpillar, Inc.	9,596	2,361,096
Cummins, Inc.	2,606	638,887
Deere & Co.	5,030	2,038,106
Dover Corp.	2,562	378,279
Fortive Corp.	6,850	512,174
IDEX Corp.	1,400	301,364
Illinois Tool Works, Inc.	5,086	1,272,314
Ingersoll Rand, Inc.	7,829	511,703
Nordson Corp.	900	223,362
Otis Worldwide Corp.	7,564	673,272
PACCAR, Inc.	9,846	823,618
Parker-Hannifin Corp.	2,268	884,611
Pentair PLC	3,146	203,232
Snap-on, Inc.	942	271,475
Stanley Black & Decker, Inc.	2,888	270,634
Westinghouse Air Brake Technologies Corp.	3,460	379,458
Xylem, Inc.	4,350	489,897
		12,233,482
Media 0.7%
Charter Communications, Inc. (Class A Stock)*	1,890	694,329
Comcast Corp. (Class A Stock)	78,120	3,245,886
Fox Corp. (Class A Stock)	5,066	172,244
Fox Corp. (Class B Stock)	2,666	85,019
Interpublic Group of Cos., Inc. (The)	7,288	281,171
News Corp. (Class A Stock)	7,375	143,813
News Corp. (Class B Stock)	2,700	53,244
Omnicom Group, Inc.	3,634	345,775
Paramount Global (Class B Stock)	9,597	152,688
		5,174,169
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	26,942	1,077,680
Newmont Corp.	15,197	648,304

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Nucor Corp.	4,712	$772,674
Steel Dynamics, Inc.	3,000	326,790
		2,825,448
Multi-Utilities 0.7%
Ameren Corp.	4,769	389,484
CenterPoint Energy, Inc.	12,179	355,018
CMS Energy Corp.	5,600	329,000
Consolidated Edison, Inc.	6,851	619,330
Dominion Energy, Inc.	15,650	810,514
DTE Energy Co.	3,587	394,642
NiSource, Inc.	8,000	218,800
Public Service Enterprise Group, Inc.	9,694	606,941
Sempra Energy	5,778	841,219
WEC Energy Group, Inc.	6,133	541,176
		5,106,124
Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	2,900	329,121
Boston Properties, Inc.	2,880	165,859
		494,980
Oil, Gas & Consumable Fuels 3.7%
APA Corp.	6,148	210,077
Chevron Corp.	32,747	5,152,740
ConocoPhillips	22,681	2,349,978
Coterra Energy, Inc.	14,200	359,260
Devon Energy Corp.	12,000	580,080
Diamondback Energy, Inc.	3,380	443,997
EOG Resources, Inc.	10,900	1,247,396
EQT Corp.	6,800	279,684
Exxon Mobil Corp.	75,652	8,113,677
Hess Corp.	5,234	711,562
Kinder Morgan, Inc.	37,080	638,518
Marathon Oil Corp.	12,178	280,338
Marathon Petroleum Corp.	7,976	930,002
Occidental Petroleum Corp.	13,479	792,565
ONEOK, Inc.	8,500	524,620
Phillips 66	8,528	813,401
Pioneer Natural Resources Co.	4,500	932,310
Targa Resources Corp.	4,100	312,010

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Valero Energy Corp.	6,800	$797,640
Williams Cos., Inc. (The)	23,192	756,755
		26,226,610
Passenger Airlines 0.2%
Alaska Air Group, Inc.*	2,500	132,950
American Airlines Group, Inc.*	12,750	228,735
Delta Air Lines, Inc.*	11,900	565,726
Southwest Airlines Co.	11,474	415,474
United Airlines Holdings, Inc.*	6,400	351,168
		1,694,053
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,370	858,181
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	40,179	2,569,447
Catalent, Inc.*	3,400	147,424
Eli Lilly & Co.	14,697	6,892,599
Johnson & Johnson	48,909	8,095,418
Merck & Co., Inc.	47,593	5,491,756
Organon & Co.	5,509	114,642
Pfizer, Inc.	106,063	3,890,391
Viatris, Inc.	23,799	237,514
Zoetis, Inc.	8,600	1,481,006
		28,920,197
Professional Services 0.7%
Automatic Data Processing, Inc.	7,648	1,680,954
Broadridge Financial Solutions, Inc.	2,100	347,823
Ceridian HCM Holding, Inc.*	2,900	194,213
Equifax, Inc.	2,330	548,249
Jacobs Solutions, Inc.	2,300	273,447
Leidos Holdings, Inc.	2,600	230,048
Paychex, Inc.	6,025	674,017
Paycom Software, Inc.	950	305,178
Robert Half International, Inc.	2,000	150,440
Verisk Analytics, Inc.	2,730	617,062
		5,021,431

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development 0.2%
CBRE Group, Inc. (Class A Stock)*	5,700	$460,047
CoStar Group, Inc.*	7,600	676,400
		1,136,447
Residential REITs 0.3%
AvalonBay Communities, Inc.	2,511	475,257
Camden Property Trust	2,000	217,740
Equity Residential	6,600	435,402
Essex Property Trust, Inc.	1,100	257,730
Invitation Homes, Inc.	10,700	368,080
Mid-America Apartment Communities, Inc.	2,170	329,536
UDR, Inc.	6,200	266,352
		2,350,097
Retail REITs 0.3%
Federal Realty Investment Trust	1,300	125,801
Kimco Realty Corp.	12,300	242,556
Realty Income Corp.	11,800	705,522
Regency Centers Corp.	2,900	179,133
Simon Property Group, Inc.	6,189	714,706
		1,967,718
Semiconductors & Semiconductor Equipment 7.3%
Advanced Micro Devices, Inc.*	30,228	3,443,271
Analog Devices, Inc.	9,416	1,834,331
Applied Materials, Inc.	15,888	2,296,451
Broadcom, Inc.	7,809	6,773,761
Enphase Energy, Inc.*	2,520	422,050
First Solar, Inc.*	1,800	342,162
Intel Corp.	78,348	2,619,957
KLA Corp.	2,530	1,227,101
Lam Research Corp.	2,532	1,627,721
Microchip Technology, Inc.	10,320	924,569
Micron Technology, Inc.	20,616	1,301,076
Monolithic Power Systems, Inc.	850	459,195
NVIDIA Corp.	46,240	19,560,445
NXP Semiconductors NV (China)	4,860	994,745
ON Semiconductor Corp.*	7,900	747,182
Qorvo, Inc.*	1,871	190,898
QUALCOMM, Inc.	20,900	2,487,936
Skyworks Solutions, Inc.	2,900	321,001
SolarEdge Technologies, Inc.*	1,100	295,955

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Teradyne, Inc.	2,700	$300,591
Texas Instruments, Inc.	16,952	3,051,699
		51,222,097
Software 10.2%
Adobe, Inc.*	8,580	4,195,534
ANSYS, Inc.*	1,500	495,405
Autodesk, Inc.*	3,990	816,394
Cadence Design Systems, Inc.*	5,100	1,196,052
Fair Isaac Corp.*	480	388,421
Fortinet, Inc.*	12,000	907,080
Gen Digital, Inc.	11,517	213,640
Intuit, Inc.	5,250	2,405,498
Microsoft Corp.	139,212	47,407,254
Oracle Corp.	28,890	3,440,510
Palo Alto Networks, Inc.*	5,700	1,456,407
PTC, Inc.*	2,000	284,600
Roper Technologies, Inc.	2,000	961,600
Salesforce, Inc.*	18,360	3,878,734
ServiceNow, Inc.*(a)	3,800	2,135,486
Synopsys, Inc.*	2,900	1,262,689
Tyler Technologies, Inc.*	820	341,505
		71,786,809
Specialized REITs 1.1%
American Tower Corp.	8,750	1,696,975
Crown Castle, Inc.	8,100	922,914
Digital Realty Trust, Inc.	5,400	614,898
Equinix, Inc.	1,766	1,384,438
Extra Space Storage, Inc.	2,500	372,125
Iron Mountain, Inc.	5,505	312,794
Public Storage	3,000	875,640
SBA Communications Corp.	2,000	463,520
VICI Properties, Inc.	19,000	597,170
Weyerhaeuser Co.	14,139	473,798
		7,714,272
Specialty Retail 2.1%
Advance Auto Parts, Inc.	1,050	73,815
AutoZone, Inc.*	340	847,743
Bath & Body Works, Inc.	4,222	158,325
Best Buy Co., Inc.	3,700	303,215

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
CarMax, Inc.*	2,900	$242,730
Home Depot, Inc. (The)	19,064	5,922,041
Lowe’s Cos., Inc.	10,966	2,475,026
O’Reilly Automotive, Inc.*	1,160	1,108,148
Ross Stores, Inc.	6,200	695,206
TJX Cos., Inc. (The)	21,428	1,816,880
Tractor Supply Co.	2,000	442,200
Ulta Beauty, Inc.*	940	442,359
		14,527,688
Technology Hardware, Storage & Peripherals 7.8%
Apple, Inc.	276,962	53,722,319
Hewlett Packard Enterprise Co.	25,202	423,394
HP, Inc.	16,302	500,634
NetApp, Inc.	3,900	297,960
Seagate Technology Holdings PLC	3,700	228,919
Western Digital Corp.*	6,225	236,114
		55,409,340
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. (Class B Stock)	23,174	2,557,715
Ralph Lauren Corp.	700	86,310
Tapestry, Inc.	4,500	192,600
VF Corp.	6,936	132,408
		2,969,033
Tobacco 0.6%
Altria Group, Inc.	33,779	1,530,189
Philip Morris International, Inc.	29,279	2,858,216
		4,388,405
Trading Companies & Distributors 0.3%
Fastenal Co.	10,700	631,193
United Rentals, Inc.	1,350	601,250
W.W. Grainger, Inc.	824	649,798
		1,882,241
Water Utilities 0.1%
American Water Works Co., Inc.	3,500	499,625

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.*	10,770	$1,495,953

Total Common Stocks (cost $127,465,905)		695,817,588

Units
Rights* 0.0%
Health Care Equipment & Supplies
ABIOMED, Inc., expiring 12/31/23^ (cost $0)	900	—

	Shares
Unaffiliated Exchange-Traded Fund 0.5%
iShares Core S&P 500 ETF(a) (cost $2,648,259)	7,400	3,298,254

Total Long-Term Investments (cost $130,114,164)		699,115,842

Short-Term Investments 2.9%
Affiliated Mutual Funds 2.8%
PGIM Core Government Money Market Fund(wi)	6,938,518	6,938,518
PGIM Institutional Money Market Fund (cost $13,228,562; includes $13,178,541 of cash collateral for securities on loan)(b)(wi)	13,239,159	13,229,892

Total Affiliated Mutual Funds (cost $20,167,080)		20,168,410

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $593,711)	5.098%	09/14/23	600	$593,728

Total Short-Term Investments (cost $20,760,791)				20,762,138

TOTAL INVESTMENTS 101.9% (cost $150,874,955)				719,877,980
Liabilities in excess of other assets(z) (1.9)%				(13,291,382)

Net Assets 100.0%				$706,586,598

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,155,805; cash collateral of $13,178,541 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at June 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
33	S&P 500 E-Mini Index	Sep. 2023	$7,405,613	$229,094
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).